Subsequent Events (Details) - USD ($)					3 Months Ended
	Mar. 08, 2026	Mar. 05, 2026	Feb. 02, 2026	Nov. 30, 2025	Jan. 31, 2026	Feb. 13, 2026	Feb. 03, 2026	Nov. 28, 2025	Nov. 26, 2025	Nov. 17, 2025	Nov. 13, 2025	Oct. 31, 2025
Subsequent Events [Line Items]
Issued pre-funded warrants		294,000	600,000		600,000
Purchase shares			600,000
Number of converted shares		294,000
Converted shares				107,912
Exercise price per common share (in Dollars per share)									$ 0.004	$ 0.004	$ 0.004
Common shares issued								6
Invested amount (in Dollars)		$ 675,000
Number of shares receiveble		371,429
Common Shares [Member]
Subsequent Events [Line Items]
Common shares issued					1,499,838							158,076
Subsequent Events [Member]
Subsequent Events [Line Items]
Converted shares	368,710
Subsequent Events [Member] | Investors [Member]
Subsequent Events [Line Items]
Floor price of promissory notes (in Dollars per share)							$ 1.25
Subsequent Events [Member] | CLA Investors [Member]
Subsequent Events [Line Items]
Conversion of common shares	294,968
Subsequent Events [Member] | Promissory Notes [Member] | Investors [Member]
Subsequent Events [Line Items]
Purchase price of promissory note (in Dollars)							$ 600,000
Purchase Price of Promissory Notes (in Dollars)							$ 540,000
Subsequent Events [Member] | Warrants [Member] | Common Shares [Member]
Subsequent Events [Line Items]
Exercise price per common share (in Dollars per share)						$ 1.25
Common shares issued						1,936,108